UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/ Glen Kleczka     Chicago, IL     August 03, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $150,596 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4969   709874 SH       SOLE                   303787        0   406087
ANNALY CAP MGMT INC            COM              035710409    10317   650104 SH       SOLE                   254770        0   395334
ARES CAP CORP                  COM              04010L103     2292   362125 SH       SOLE                   146760        0   215365
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     1287   281657 SH       SOLE                   111850        0   169807
AVISTA CORP                    COM              05379B107     5392   278224 SH       SOLE                   110410        0   167814
AVNET INC                      COM              053807103     2217   121770 SH       SOLE                    47460        0    74310
BE AEROSPACE INC               COM              073302101     1587   206388 SH       SOLE                    83775        0   122613
BIO RAD LABS INC               CL A             090572207     3222    42780 SH       SOLE                    16940        0    25840
BRINKER INTL INC               COM              109641100     2007   190410 SH       SOLE                    75812        0   114598
BRONCO DRILLING CO INC         COM              112211107     2547   394280 SH       SOLE                   153640        0   240640
BROOKS AUTOMATION INC          COM              114340102     1237   212991 SH       SOLE                    81100        0   131891
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2177   307476 SH       SOLE                   118620        0   188856
CHRISTOPHER & BANKS CORP       COM              171046105     3116   556500 SH       SOLE                   217004        0   339496
CMS ENERGY CORP                COM              125896100     3064   303070 SH       SOLE                   116590        0   186480
CROWN HOLDINGS INC             COM              228368106     8411   438093 SH       SOLE                   169800        0   268293
CSG SYS INTL INC               COM              126349109     5391   308570 SH       SOLE                   118620        0   189950
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     3126   102397 SH       SOLE                    40840        0    61557
FLEXTRONICS INTL LTD           ORD              Y2573F102     2814  1099090 SH       SOLE                   435250        0   663840
FOREST OIL CORP                COM PAR $0.01    346091705     2799   169725 SH       SOLE                    66220        0   103505
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3575   159475 SH       SOLE                    63735        0    95740
KELLY SVCS INC                 CL A             488152208     3673   282355 SH       SOLE                   112030        0   170325
LIFEPOINT HOSPITALS INC        COM              53219L109     4091   179100 SH       SOLE                    69280        0   109820
LITTELFUSE INC                 COM              537008104     3230   194601 SH       SOLE                    76010        0   118591
MAIDENFORM BRANDS INC          COM              560305104     2552   251405 SH       SOLE                    97625        0   153780
MARINER ENERGY INC             COM              56845T305     1068   104701 SH       SOLE                    40892        0    63809
MEADOWBROOK INS GROUP INC      COM              58319P108     5333   828138 SH       SOLE                   322410        0   505728
MEADWESTVACO CORP              COM              583334107     3533   315686 SH       SOLE                   126138        0   189548
MEREDITH CORP                  COM              589433101     1486    86773 SH       SOLE                    34533        0    52240
MFA MTG INVTS INC              COM              55272X102     6549  1111912 SH       SOLE                   441110        0   670802
NATIONAL PENN BANCSHARES INC   COM              637138108     3117   214792 SH       SOLE                    81788        0   133004
NEWELL RUBBERMAID INC          COM              651229106     3248   332150 SH       SOLE                   131528        0   200622
OWENS ILL INC                  COM NEW          690768403     7660   280292 SH       SOLE                   108640        0   171652
PATTERSON UTI ENERGY INC       COM              703481101     1592   138350 SH       SOLE                    54310        0    84040
PEROT SYS CORP                 CL A             714265105     5139   375952 SH       SOLE                   147150        0   228802
PORTLAND GEN ELEC CO           COM NEW          736508847     3739   192050 SH       SOLE                    75940        0   116110
SAKS INC                       COM              79377W108      653   149030 SH       SOLE                    59536        0    89494
SCHOLASTIC CORP                COM              807066105     1239    91210 SH       SOLE                    35490        0    55720
SEAGATE TECHNOLOGY             SHS              G7945J104     2445   552010 SH       SOLE                   220584        0   331426
SHAW GROUP INC                 COM              820280105     3676   179560 SH       SOLE                    70950        0   108610
SKECHERS U S A INC             CL A             830566105     3396   264884 SH       SOLE                   104810        0   160074
SMUCKER J M CO                 COM NEW          832696405     3780    87185 SH       SOLE                    34725        0    52460
SPARTECH CORP                  COM NEW          847220209      540    86186 SH       SOLE                    33800        0    52386
STAGE STORES INC               COM NEW          85254C305     2004   242892 SH       SOLE                    94490        0   148402
TECH DATA CORP                 COM              878237106     2936   164576 SH       SOLE                    64280        0   100296
U S CONCRETE INC               COM              90333L102     1961   583619 SH       SOLE                   228550        0   355069
ZALE CORP NEW                  COM              988858106      409   122850 SH       SOLE                    48350        0    74500